Inventories, Net	12 Months Ended
Sep. 30, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

7. INVENTORIES, NET

As of September 30, 2023 and 2024, inventories and reserve of inventories consisted of the following:

	As of September 30,
	2023	2024
Finished goods (1)	$537,489	$226,675
Work in progress (2)	72,849	31,492
Raw materials (3)	309,393	316,887
Subtotal	919,731	575,054
Less: provision for inventories	(90,853)	(50,397)
Inventories, net	$828,878	$524,657

(1)	Finished goods included battery packs, e-bicycles and electronic control systems.

(2)	Work in progress included work in progress of electronic control system.

(3)	Raw materials included components and parts for manufacturing electronic control system and the provision of maintenance service.

The movement of provision for inventories was as follows for the years ended September 30, 2023 and 2024:

	Year Ended September 30,
	2023	2024
Balance at beginning of year	$196,151	$90,853
Current period addition	93,978	25,427
Charge off	(53,625)	(68,345)
Decrease from disposal of Tianjin Dilang	(144,200)	-
Foreign currency translation adjustment	(1,451)	2,462
Balance at the end of year	$90,853	$50,397

For the years ended September 30, 2022 and 2023, provisions for inventories of $168,017 and $40,353 were recorded respectively. For the year ended September 30, 2024, the provision for inventories amounting to $42,918 was charged off. Among which, $8,921, $53,625 and $68,345 was charged against the provision balance due to subsequent sales of the inventories which had been written down in the previous period for the years ended September 30, 2022, 2023 and 2024, respectively.